Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Minimum Future Charter Revenues for the year ending
2017	$ 145,714
2018	105,676
2019	102,664
2020	116,582
2021	116,089
2022 and thereafter	1,004,632
Total	$ 1,591,357